Statement of Cash Flows (USD $)	11 Months Ended			12 Months Ended	18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (784,774)	$ (94,616)	$ (94,616)		$ (784,774)
Adjustments to reconcile (net loss) to net cash (used in) operations:
Stock issued for services rendered	185,251		0		185,251
Accounts payable	(8,703)		46,290	46,290
NET CASH (USED IN) OPERATION ACTIVITIES	(608,226)		(48,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Common Stock	626,322		71,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	626,322		71,500
NET INCREASE IN CASH AND CASH EQUIVALENTS	18,096		23,174
CASH AND CASH EQUIVALENTS, Beginning of the period	23,174		0	23,174	23,174
CASH AND CASH EQUIVALENTS, End of the period	41,269	23,174	23,174	41,269
NON-CASH FINANCING ACTIVITIES:
4,900,000 common shares subscribed to accredited investors		$ 28,500	$ 28,500